Consolidated Balance Sheets	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 840,933,271	10,959,312,759	5,550,159,589
Restricted Cash	823,058	54,470,589	5,432,180
Short-term investments	342,098,881	2,046,760,799	2,257,852,616
Marketable securities	2,567,009	20,791,016	16,942,262
Accounts receivable, net of allowance for doubtful accounts	39,435,386	115,710,131	260,273,546
Due from related parties	0	432,163	0
Inventories	19,819,481	30,896,767	130,808,575
Deferred licensing fees and related costs	7,318,427	56,258,356	48,301,615
Prepayments and other current assets	64,503,348	218,872,712	425,722,100
Deferred tax assets	17,522,641	118,236,416	115,649,430
Total current assets	1,335,021,502	13,637,731,953	8,811,141,913
Time deposit with maturity over one year	184,132,359	0	1,215,273,568
Investment in equity and cost method investees	35,982,993	55,334,219	237,487,754
Investment in securities	6,307,652	7,000,000	41,630,500
Property and equipment	108,394,320	481,362,227	715,402,514
Intangible assets	306,110,282	881,815,458	2,020,327,862
Goodwill	173,171,838	665,740,540	1,142,934,128
Long-term rental deposits	9,514,313	64,759,087	62,794,465
Long-term prepayments	59,153,563	206,544,329	390,413,518
Other long term assets	35,704,200	158,882,831	235,647,719
Non-current deferred tax assets	2,994,809	16,266,128	19,765,737
Total assets	2,256,487,831	16,159,446,527	14,892,819,678
Current liabilities:
Short term loan	0	15,000,000	0
Accounts payable	62,969,103	104,879,526	415,596,082
Licensing fees payable	37,418,048	224,498,615	246,959,117
Taxes payable	31,990,295	205,510,818	211,135,945
Deferred revenue	110,536,522	452,252,511	729,541,043
Due to related parties	474,864	6,193,386	3,134,102
Other payables and accruals	125,289,704	787,561,511	826,912,049
Deferred tax liabilities	14,233,778	107,848,669	93,942,932
Convertible debt within one year	159,509,475	0	1,052,762,532
Total current liabilities	542,421,789	1,903,745,036	3,579,983,802
Non-current deferred tax liabilities	59,086,642	65,020,798	389,971,837
Non-current income tax liabilities	1,428,350	9,427,110	9,427,110
Non-current deferred revenue	11,562,720	3,545,728	76,313,953
Other long-term liabilities	7,471,492	16,568,948	49,311,847
Convertible debt	0	1,013,863,901	0
Total liabilities	621,970,993	3,012,171,521	4,105,008,549
Commitments and contingencies
Redeemable preferred shares issued by a subsidiary and redeemable non-contrlling interests	3,832,764	157,982,473	25,296,245
Shareholders' equity
Ordinary shares (US$0.01 par value, 186,000,000 shares authorized, 134,862,854 and 112,518,724 issued and outstanding as of December 31, 2009 and 2010)	1,478,331	11,278,654	9,756,982
Additional paid-in capital	1,057,086,812	8,345,532,165	6,976,772,960
Statutory reserves	31,450,540	196,324,836	207,573,567
Accumulated other comprehensive loss	(28,957,918)	(89,197,412)	(191,122,267)
Retained earnings	258,284,262	3,082,085,053	1,704,676,130
Total Shanda shareholders' equity	1,319,342,027	11,546,023,296	8,707,657,372
Non-controlling interests	311,342,047	1,443,269,237	2,054,857,512
Total equity	1,630,684,074	12,989,292,533	10,762,514,884
Total liabilities and shareholders' equity	$ 2,256,487,831	16,159,446,527	14,892,819,678